Notes Payable - Summary of Future Principal Payments Due Under Arrangement, Excluding Interest and End of Term Charge (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Debt Disclosure [Abstract]
2024	$ 0
2025	0
2026	24,750
2027	33,000
2028	33,000
Thereafter	19,250
Total	$ 110,000